Trade and Other Payables - Summary of Movement in Deferred and Contingent Consideration (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of contingent liabilities [abstract]
At 1 January	€ 265	€ 301
Reclassified from/(as) held for sale	2	(2)
Translation adjustment	19	(36)
Arising on acquisitions and investments during year (note 32)	103	45
Changes in estimate	(8)	3
Disposals	(2)
Paid during year	(55)	(53)
Discount unwinding	15	7
At 31 December	€ 339	€ 265